PROPERTY AND EQUIPMENT, NET (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Mar. 31, 2023	Mar. 31, 2022
DIH Holding US, Inc. [Member]
Restructuring Cost and Reserve [Line Items]
Depreciation	$ 99	$ 140	$ 157	$ 1,337